Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
22.	Subsequent events

On January 15, 2019, we issued an aggregate of 32,000 common shares to three consultants as part of their consulting agreements with our Company.

On January 15, 2019, the Board of Directors approved 4 management agreements dated January 1, 2019 for the following: Jerry Kroll, Henry Reisner, Bal Bhullar and Isaac Moss.

On January 24, 2019, we issued 18,060 common shares to a consultant as part of their consulting agreement with our Company.

On January 31, 2019, we issued 29,950 common shares to settle debt for legal services for $50,000.

On February 14, 2019, we received $20,000 from our CEO for the exercise of warrants at a price of $0.80, issued 25,000 common shares of the Company.

On February 14, 2019, we issued 3,010 common shares to a consultant as a part of their consulting agreement with our Company.

On February 15, 2019, we received $180,000 from an investor for the exercise of warrants at a price of $0.80, we issued 225,000 common shares of the Company.

On February 20, 2019, we received an aggregate of USD$2,424,625 from three investors for the exercise of warrants at a price of USD$4.25, we issued 570,500 common shares of the Company.

On February 25, 2019, we received an aggregate of USD$322,150 from two investors for the exercise of warrants at a price of USD$4.25, we issued 75,800 common shares of the Company.

On March 19, 2019, the Company granted a total of 1,228,182 stock options with an exercise price of USD$3.40 for a period of 7 years with various vesting schedules to employees, Directors and Officers.

On March 27, 2019, Company issued a total of 3,333,334 common shares at a price of USD$3.60 for gross proceeds of USD$12,000,000. Share issuance costs and fees related to the transaction were USD$1,040,000 which included a 7% placement fee.